Financial risk management - Interest rate risk and foreign exchange risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Financial risk management
Increase in interest rates	1.00%
Decrease in interest rates	1.00%
Approximate increase in profit or loss, and equity from increase in interest rates	€ 40,900	€ 47,000	€ 51,700
Approximate decrease in profit or loss, and equity from decrease in interest rates	€ 40,900	€ 47,000	€ 51,700
Foreign exchange risk
Financial risk management
Percentage of change in risk assumption	10.00%	10.00%	10.00%
Euros - U.S. Dollars Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (85,140)	€ (83,996)	€ (116,690)
Euros - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	960	1,093	303
Euros - CH Francs Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ 557	€ 233	€ 2,013